Business Combinations -Joint Operation in Colombia Narrative (Details) € in Millions, $ in Millions			12 Months Ended
	Dec. 20, 2024 EUR (€)	Dec. 20, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill			€ 16,461	€ 18,708
Gain on disposal of businesses			47	€ 24	€ 205
Colombia Telecomunicaciones S.A. ESP BIC And Colombia Móvil S.A. ESP
Disclosure of detailed information about business combination [line items]
Consideration received	€ 24	$ 25
Percentage of voting equity interests acquired	50.00%
Goodwill	€ 16
Gain on disposal of businesses			€ 47